Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.8%)
Banks (25.8%)
JPMorgan Chase & Co.	4,573,012	620,603
Bank of America Corp.	11,230,787	312,104
Wells Fargo & Co.	5,870,399	233,701
Citigroup Inc.	3,036,478	134,577
PNC Financial Services Group Inc.	622,421	72,095
US Bancorp	2,389,864	71,457
Truist Financial Corp.	2,071,900	63,131
M&T Bank Corp.	262,137	31,236
Fifth Third Bancorp	1,058,572	25,691
Regions Financial Corp.	1,457,878	25,178
Huntington Bancshares Inc.	2,251,072	23,209
First Citizens BancShares Inc. Class A	16,851	21,017
Citizens Financial Group Inc.	755,533	19,478
KeyCorp	1,442,881	13,476
New York Community Bancorp Inc.	1,065,301	10,951
East West Bancorp Inc.	220,573	10,554
Webster Financial Corp.	272,457	9,686
Cullen/Frost Bankers Inc.	95,403	9,559
Commerce Bancshares Inc.	184,942	8,868
First Horizon Corp.	838,264	8,642
Prosperity Bancshares Inc.	142,437	8,145
Comerica Inc.	205,176	7,407
SouthState Corp.	118,308	7,397
Columbia Banking System Inc.	325,156	6,513
Home BancShares Inc.	301,700	6,477
Popular Inc.	112,276	6,420
Zions Bancorp NA	231,055	6,305
FNB Corp.	563,416	6,192
United Bankshares Inc.	210,264	6,186
Synovus Financial Corp.	227,836	6,172
Wintrust Financial Corp.	95,433	6,067
Bank OZK	173,469	5,999
Pinnacle Financial Partners Inc.	119,566	5,817
Old National Bancorp	456,451	5,669
Western Alliance Bancorp	162,440	5,507
First Financial Bankshares Inc.	211,464	5,477
Cadence Bank	284,615	5,112
Glacier Bancorp Inc.	172,972	4,985
Valley National Bancorp	673,373	4,969
Hancock Whitney Corp.	135,263	4,941
Community Bank System Inc.	84,131	4,159
UMB Financial Corp.	71,890	4,072

		Shares	Market Value ($000)
	United Community Banks Inc.	179,653	4,062
	BOK Financial Corp.	46,868	3,811
	International Bancshares Corp.	87,232	3,727
*	Texas Capital Bancshares Inc.	75,330	3,563
	Associated Banc-Corp.	235,439	3,487
	First Hawaiian Inc.	199,232	3,285
	ServisFirst Bancshares Inc.	80,626	3,249
	Ameris Bancorp	102,842	3,246
	Simmons First National Corp. Class A	198,609	3,231
	WSFS Financial Corp.	95,757	3,202
*	Axos Financial Inc.	84,230	3,186
	Cathay General Bancorp	107,287	3,137
	First BanCorp (XNYS)	280,504	3,130
	Independent Bank Corp. (XNGS)	69,242	3,056
	First Interstate BancSystem Inc. Class A	138,462	3,053
	Atlantic Union Bankshares Corp.	117,006	2,991
	Fulton Financial Corp.	260,537	2,908
	BancFirst Corp.	33,366	2,822
	First Financial Bancorp	148,506	2,816
	Pacific Premier Bancorp Inc.	149,437	2,814
	Seacoast Banking Corp. of Florida	132,039	2,731
	Towne Bank	116,432	2,706
	Eastern Bankshares Inc.	247,628	2,687
	Washington Federal Inc.	102,661	2,670
*	Bancorp Inc.	86,311	2,664
	CVB Financial Corp.	217,423	2,611
	Park National Corp.	25,368	2,505
	First Merchants Corp.	93,063	2,461
	Bank of Hawaii Corp.	62,082	2,430
	Enterprise Financial Services Corp.	58,189	2,364
	Banner Corp.	53,349	2,308
	Renasant Corp.	87,408	2,283
	NBT Bancorp Inc.	66,937	2,246
	Hilltop Holdings Inc.	75,690	2,234
	WesBanco Inc.	92,477	2,232
	BankUnited Inc.	116,158	2,198
	Northwest Bancshares Inc.	198,288	2,084
	City Holding Co.	24,067	2,074
	First Commonwealth Financial Corp.	160,898	2,035
	Lakeland Financial Corp.	40,402	2,029
	Independent Bank Group Inc.	58,001	1,935
	First Bancorp (XNGS)	63,785	1,920
	Trustmark Corp.	90,529	1,890
	Pathward Financial Inc.	42,984	1,889
	Stock Yards Bancorp Inc.	43,395	1,818
	OFG Bancorp	74,404	1,805
*	Triumph Financial Inc.	34,552	1,794
	Provident Financial Services Inc.	111,698	1,774
	Heartland Financial USA Inc.	62,954	1,737
	Stellar Bancorp Inc.	70,241	1,634
	S&T Bancorp Inc.	60,848	1,632
	TriCo Bancshares	49,361	1,607
	Westamerica BanCorp	41,996	1,589
	FB Financial Corp.	58,315	1,555
	First Busey Corp.	81,946	1,532
	Hope Bancorp Inc.	187,010	1,500
	Sandy Spring Bancorp Inc.	69,981	1,465
	Veritex Holdings Inc.	84,538	1,460

		Shares	Market Value ($000)
	Berkshire Hills Bancorp Inc.	69,342	1,418
	National Bank Holdings Corp. Class A	46,990	1,406
	Peoples Bancorp Inc.	53,746	1,380
	OceanFirst Financial Corp.	92,457	1,313
	Origin Bancorp Inc.	45,623	1,298
	Nicolet Bankshares Inc.	20,528	1,274
	German American Bancorp Inc.	46,006	1,270
	Lakeland Bancorp Inc.	96,214	1,252
	Southside Bancshares Inc.	46,340	1,228
	Capitol Federal Financial Inc.	201,985	1,208
	1st Source Corp.	28,896	1,188
	PacWest Bancorp	184,242	1,188
	Brookline Bancorp Inc.	138,940	1,142
	First Bancorp Inc. (XNMS)	43,068	1,121
	Live Oak Bancshares Inc.	51,761	1,120
*	Customers Bancorp Inc.	46,843	1,078
	Tompkins Financial Corp.	19,362	1,013
	QCR Holdings Inc.	26,279	1,010
	Preferred Bank	21,688	1,000
	Eagle Bancorp Inc.	48,624	969
	Heritage Financial Corp.	54,859	897
	Dime Community Bancshares Inc.	54,525	883
	Banc of California Inc.	82,470	882
	TrustCo Bank Corp. NY	29,701	821
*	Columbia Financial Inc.	50,516	816
	Univest Financial Corp.	45,760	811
	Community Trust Bancorp Inc.	23,846	804
	ConnectOne Bancorp Inc.	58,026	788
	Premier Financial Corp.	55,648	776
	Great Southern Bancorp Inc.	15,203	739
	Heritage Commerce Corp.	95,173	693
	First Mid Bancshares Inc.	28,808	691
	Hanmi Financial Corp.	47,759	688
	Byline Bancorp Inc.	38,263	678
	Washington Trust Bancorp Inc.	26,569	676
	Camden National Corp.	22,848	674
	Northfield Bancorp Inc.	65,457	670
	Peapack-Gladstone Financial Corp.	25,039	661
*	CrossFirst Bankshares Inc.	68,248	658
	Amerant Bancorp Inc.	36,966	652
	Kearny Financial Corp.	94,811	648
	Midland States Bancorp Inc.	32,981	638
	Cambridge Bancorp	12,234	618
	Mercantile Bank Corp.	23,738	618
	Central Pacific Financial Corp.	42,165	616
	Horizon Bancorp Inc.	68,146	606
	Southern Missouri Bancorp Inc.	15,723	584
	First Financial Corp.	17,904	581
	First Community Bankshares Inc.	21,520	574
*	Coastal Financial Corp.	16,548	566
	HarborOne Bancorp Inc.	67,780	556
	Flushing Financial Corp.	46,152	538
*	Carter Bankshares Inc.	37,298	526
	SmartFinancial Inc.	22,542	476
	Arrow Financial Corp.	25,849	471
	Hingham Institution for Savings	2,334	450
*	Metropolitan Bank Holding Corp.	15,399	436
	Amalgamated Financial Corp.	26,300	374

		Shares	Market Value ($000)
	Bank of Marin Bancorp	22,614	366
	Capstar Financial Holdings Inc.	28,623	345
	First Foundation Inc.	79,296	308
	HomeStreet Inc.	23,377	122
			2,047,916
Capital Markets (23.0%)
	S&P Global Inc.	511,577	187,969
	Goldman Sachs Group Inc.	520,708	168,657
	Morgan Stanley	1,956,628	159,974
	BlackRock Inc.	233,838	153,760
	Charles Schwab Corp.	2,344,222	123,517
	CME Group Inc.	561,188	100,312
	Blackstone Inc.	1,101,932	94,369
	Intercontinental Exchange Inc.	873,141	92,509
	Moody's Corp.	257,307	81,535
	MSCI Inc. Class A	124,898	58,768
	Bank of New York Mellon Corp.	1,254,680	50,438
	Ameriprise Financial Inc.	164,025	48,957
	KKR & Co. Inc.	940,415	48,422
	T Rowe Price Group Inc.	350,243	37,532
	State Street Corp.	524,815	35,698
	Nasdaq Inc.	533,975	29,555
	Raymond James Financial Inc.	319,176	28,838
	LPL Financial Holdings Inc.	122,654	23,891
	Northern Trust Corp.	324,829	23,362
	FactSet Research Systems Inc.	59,776	23,007
	Cboe Global Markets Inc.	164,957	21,844
	Ares Management Corp. Class A	247,130	21,523
*,1	Coinbase Global Inc. Class A	257,843	16,038
	MarketAxess Holdings Inc.	58,671	15,983
	Interactive Brokers Group Inc. Class A	160,690	12,410
	Tradeweb Markets Inc. Class A	173,203	11,596
	Franklin Resources Inc.	468,365	11,245
	SEI Investments Co.	178,013	10,072
	Carlyle Group Inc.	338,938	9,290
	Stifel Financial Corp.	166,460	9,250
	Jefferies Financial Group Inc.	273,170	8,214
	Morningstar Inc.	39,828	8,153
	Affiliated Managers Group Inc.	56,311	7,832
	Invesco Ltd.	536,586	7,716
	Houlihan Lokey Inc. Class A	78,950	6,893
	Evercore Inc. Class A	57,210	6,176
[1]	Blue Owl Capital Inc. Class A	556,294	5,702
	Janus Henderson Group plc	206,750	5,433
*	Robinhood Markets Inc. Class A	599,613	5,349
*	Focus Financial Partners Inc. Class A	92,571	4,822
	Federated Hermes Inc.	132,326	4,556
	Moelis & Co. Class A	99,835	3,781
	Piper Sandler Cos.	27,710	3,529
	Hamilton Lane Inc. Class A	50,202	3,409
	Artisan Partners Asset Management Inc. Class A	106,033	3,393
	Virtu Financial Inc. Class A	145,157	2,553
	PJT Partners Inc. Class A	36,759	2,478
*	StoneX Group Inc.	29,007	2,329
*,1	Freedom Holding Corp.	27,853	2,300
	Cohen & Steers Inc.	42,146	2,293
	Virtus Investment Partners Inc.	11,378	2,171
	TPG Inc.	83,403	2,152

		Shares	Market Value ($000)
	BGC Partners Inc. Class A	486,064	1,978
*	Donnelley Financial Solutions Inc.	38,976	1,729
	StepStone Group Inc. Class A	78,376	1,686
*	Open Lending Corp. Class A	122,221	1,239
	WisdomTree Inc.	174,748	1,188
*	Avantax Inc.	55,536	1,175
	Victory Capital Holdings Inc. Class A	37,143	1,150
	Brightsphere Investment Group Inc.	50,613	1,088
[1]	B Riley Financial Inc.	26,994	977
	Diamond Hill Investment Group Inc.	4,772	758
	P10 Inc. Class A	70,452	749
	Perella Weinberg Partners Class A	62,920	493
	Bridge Investment Group Holdings Inc. Class A	45,481	443
	Associated Capital Group Inc. Class A	4,521	167
			1,826,375
Consumer Finance (4.3%)
	American Express Co.	986,591	156,434
	Capital One Financial Corp.	596,605	62,172
	Discover Financial Services	404,542	41,563
	Synchrony Financial	668,306	20,691
	Ally Financial Inc.	422,281	11,262
*,1	SoFi Technologies Inc.	1,320,788	9,166
	OneMain Holdings Inc.	179,053	6,779
	FirstCash Holdings Inc.	61,373	6,048
	SLM Corp.	338,555	5,166
*,1	Credit Acceptance Corp.	10,009	4,461
*,1	Upstart Holdings Inc.	109,513	2,983
*	PROG Holdings Inc.	73,812	2,408
*	Enova International Inc.	49,049	2,282
	Navient Corp.	148,436	2,249
	Bread Financial Holdings Inc.	78,222	2,204
	Nelnet Inc. Class A	22,838	2,113
*	Encore Capital Group Inc.	36,396	1,568
*	LendingClub Corp.	166,256	1,363
*	Green Dot Corp. Class A	72,999	1,331
*	PRA Group Inc.	60,834	1,138
*,1	World Acceptance Corp.	5,344	594
*	NerdWallet Inc. Class A	52,724	496
*	LendingTree Inc.	17,847	326
[1]	Curo Group Holdings Corp.	35,540	38
			344,835
Financial Services (28.7%)
*	Berkshire Hathaway Inc. Class B	2,025,127	650,228
	Visa Inc. Class A	2,538,653	561,119
	Mastercard Inc. Class A	1,329,743	485,383
*	Fiserv Inc.	973,532	109,221
*	PayPal Holdings Inc.	1,666,452	103,303
*	Block Inc. (XNYS)	845,812	51,079
	Fidelity National Information Services Inc.	925,590	50,509
	Apollo Global Management Inc.	623,132	41,656
	Global Payments Inc.	412,114	40,259
*	FleetCor Technologies Inc.	109,075	24,711
	Jack Henry & Associates Inc.	114,036	17,435
	Equitable Holdings Inc.	560,116	13,745
*	WEX Inc.	67,383	11,175
	Voya Financial Inc.	153,171	10,385
*	Toast Inc. Class A	478,041	10,025

		Shares	Market Value ($000)
*	Euronet Worldwide Inc.	74,051	8,249
	Essent Group Ltd.	168,630	7,448
	MGIC Investment Corp.	453,111	6,851
	Western Union Co.	585,080	6,664
	Radian Group Inc.	244,704	6,250
*	Shift4 Payments Inc. Class A	77,310	4,849
*	Mr Cooper Group Inc.	103,943	4,808
*	Affirm Holdings Inc.	310,643	4,616
*	Flywire Corp.	135,150	4,060
	PennyMac Financial Services Inc.	66,354	4,050
	Walker & Dunlop Inc.	49,385	3,615
	EVERTEC Inc.	101,680	3,506
*	Remitly Global Inc.	190,484	3,494
	Jackson Financial Inc. Class A	113,867	3,154
*	NMI Holdings Inc. Class A	123,744	3,112
*	Marqeta Inc. Class A	604,675	2,896
*	Cannae Holdings Inc.	113,107	2,223
*	AvidXchange Holdings Inc.	218,151	2,114
	Compass Diversified Holdings	101,396	1,989
	Federal Agricultural Mortgage Corp. Class C	14,479	1,937
*	Payoneer Global Inc.	387,579	1,608
*,1	Rocket Cos. Inc. Class A	175,405	1,407
*	International Money Express Inc.	51,246	1,194
	A-Mark Precious Metals Inc.	29,369	995
*	I3 Verticals Inc. Class A	36,133	826
	Cass Information Systems Inc.	20,365	787
*	Repay Holdings Corp. Class A	120,087	760
	Merchants Bancorp	26,991	617
*	Paymentus Holdings Inc. Class A	26,599	250
			2,274,562
Insurance (17.0%)
	Marsh & McLennan Cos. Inc.	772,270	133,742
	Chubb Ltd.	646,059	120,038
	Progressive Corp.	913,217	116,810
	Aon plc Class A (XNYS)	320,010	98,656
	Arthur J Gallagher & Co.	333,947	66,900
	Travelers Cos. Inc.	360,311	60,979
	American International Group Inc.	1,144,502	60,464
	Aflac Inc.	906,513	58,207
	MetLife Inc.	1,026,802	50,878
	Prudential Financial Inc.	572,513	45,051
	Allstate Corp.	410,545	44,524
	Willis Towers Watson plc	166,080	36,347
	Hartford Financial Services Group Inc.	487,339	33,392
*	Markel Group Inc.	19,832	26,074
	Principal Financial Group Inc.	379,046	24,812
	Cincinnati Financial Corp.	245,227	23,664
	Brown & Brown Inc.	376,959	23,496
	Everest Re Group Ltd.	66,904	22,749
*	Arch Capital Group Ltd.	306,113	21,336
	W R Berkley Corp.	328,783	18,307
	Loews Corp.	306,130	17,143
	Globe Life Inc.	143,035	14,758
	RenaissanceRe Holdings Ltd.	78,124	14,716
	Reinsurance Group of America Inc.	103,807	14,533
	Fidelity National Financial Inc.	403,429	13,773
	Unum Group	308,237	13,393
	American Financial Group Inc.	112,938	12,680

		Shares	Market Value ($000)
	Old Republic International Corp.	439,147	10,755
	Kinsale Capital Group Inc.	34,315	10,397
	Primerica Inc.	56,943	10,365
	Assurant Inc.	82,560	9,906
	Selective Insurance Group Inc.	94,367	9,128
	First American Financial Corp.	161,158	8,852
	Erie Indemnity Co. Class A	39,628	8,484
	RLI Corp.	63,952	7,920
	Axis Capital Holdings Ltd.	126,260	6,553
	Hanover Insurance Group Inc.	55,740	6,213
	Lincoln National Corp.	264,542	5,534
	White Mountains Insurance Group Ltd.	4,007	5,426
*	Ryan Specialty Holdings Inc.	132,406	5,401
	Assured Guaranty Ltd.	87,946	4,551
	Kemper Corp.	99,803	4,319
*	Brighthouse Financial Inc.	105,628	4,253
	American Equity Investment Life Holding Co.	105,799	4,174
*	Genworth Financial Inc. Class A	759,453	4,063
	CNO Financial Group Inc.	179,157	3,889
*	Enstar Group Ltd.	16,229	3,820
*	Palomar Holdings Inc.	38,896	2,126
*	BRP Group Inc. Class A	96,805	1,942
	Stewart Information Services Corp.	42,751	1,917
	Horace Mann Educators Corp.	63,746	1,916
*	Goosehead Insurance Inc. Class A	32,816	1,811
	Safety Insurance Group Inc.	23,220	1,691
	AMERISAFE Inc.	30,103	1,537
	Employers Holdings Inc.	42,241	1,527
	Argo Group International Holdings Ltd.	52,043	1,525
*,1	Lemonade Inc.	81,117	1,429
	National Western Life Group Inc. Class A	3,755	1,401
*	Oscar Health Inc. Class A	183,904	1,350
	Mercury General Corp.	43,238	1,298
*	SiriusPoint Ltd.	139,334	1,297
*,1	Trupanion Inc.	57,608	1,294
	James River Group Holdings Ltd.	58,571	1,121
	ProAssurance Corp.	84,269	1,024
	United Fire Group Inc.	38,264	822
*	MBIA Inc.	77,213	615
[1]	HCI Group Inc.	9,396	497
	Donegal Group Inc. Class A	25,555	367
*,1	Hagerty Inc. Class A	38,952	339
*,1	Hippo Holdings Inc.	18,804	296
			1,350,567
Mortgage Real Estate Investment Trusts (REITs) (1.0%)
[1]	Annaly Capital Management Inc.	770,509	14,547
	Starwood Property Trust Inc.	484,534	8,503
	AGNC Investment Corp.	897,242	8,246
	Rithm Capital Corp.	754,374	6,141
	Blackstone Mortgage Trust Inc. Class A	255,418	4,646
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	163,601	3,849
	Arbor Realty Trust Inc.	266,545	3,361
[1]	Ready Capital Corp.	256,392	2,592
	Apollo Commercial Real Estate Finance Inc.	209,393	2,113
	Two Harbors Investment Corp.	150,877	1,877
	Claros Mortgage Trust Inc.	174,070	1,815
	Chimera Investment Corp.	362,057	1,745
	Franklin BSP Realty Trust Inc. REIT	129,293	1,744

		Shares	Market Value ($000)
	Ladder Capital Corp. Class A	177,611	1,693
	MFA Financial Inc. REIT	159,100	1,683
	PennyMac Mortgage Investment Trust	138,742	1,615
	ARMOUR Residential REIT Inc.	300,741	1,510
	New York Mortgage Trust Inc.	142,685	1,394
	Ellington Financial Inc.	100,624	1,262
	Brightspire Capital Inc. Class A	192,718	1,141
	Redwood Trust Inc.	177,670	1,052
	KKR Real Estate Finance Trust Inc.	91,788	1,031
	Dynex Capital Inc.	83,089	934
	Ares Commercial Real Estate Corp.	85,314	784
	Invesco Mortgage Capital REIT	64,799	687
[1]	Orchid Island Capital Inc.	60,241	601
	TPG RE Finance Trust Inc.	84,628	536
	Granite Point Mortgage Trust Inc.	82,333	384
			77,486
Total Common Stocks (Cost $8,313,898)			7,921,741
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $31,270)	312,845	31,278
Total Investments (100.2%) (Cost $8,345,168)			7,953,019
Other Assets and Liabilities—Net (-0.2%)			(14,707)
Net Assets (100.0%)			7,938,312
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,238,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $24,287,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arch Capital Group Ltd.	8/31/23	BANA	19,168	(5.054)	—	(90)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in

Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,921,741	—	—	7,921,741
Temporary Cash Investments	31,278	—	—	31,278
Total	7,953,019	—	—	7,953,019
Derivative Financial Instruments
Liabilities
Swap Contracts	—	90	—	90